SUPPLEMENT DATED MARCH 12, 2004 TO THE
                                                  PIONEER ANNUISTAR FLEX ANNUITY
                                                PROSPECTUS DATED AUGUST 11, 2003



The following information supplements the information in the Pioneer Annuistar Flex Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE MARCH 14, 2004, the cover is supplemented to include the following available Variable Funding Option:

PIONEER VARIABLE CONTRACTS TRUST
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Pioneer Papp America-Pacific Rim VCT Portfolio - Class II Pioneer Papp Small and Mid Cap Growth VCT Portfolio - Class II

EFFECTIVE MARCH 14, 2004, the Fund Fees and Expenses table in the Fee Table section and the Examples in the Fee Table section are supplemented as follows:

                                                                                     TOTAL ANNUAL                      TOTAL ANNUAL
                                     MANAGEMENT     DISTRIBUTION       OTHER          OPERATING                         OPERATING
                                     FEE (BEFORE       AND/OR         EXPENSES         EXPENSES       FEE WAIVER         EXPENSES
                                       EXPENSE      SERVICE FEES  (BEFORE EXPENSE  (BEFORE EXPENSE    AND EXPENSE     (AFTER EXPENSE
          FUNDING OPTIONS:          REIMBURSEMENT)     (12B-1)      REIMBURSEMENT)  REIMBURSEMENT)#   REIMBURSEMENT   REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Oak Ridge Large Cap
    Growth VCT Portfolio - Class II .. 0.75%          0.25%           4.77%            5.77%            4.82%           0.95% (13)

  Pioneer Papp America-Pacific Rim
    VCT Portfolio - Class II ......... 0.75%          0.25%           4.77%            5.77%            4.82%           0.95% (13)

  Pioneer Papp Small and Mid Cap
    Growth VCT Portfolio - Class II .. 0.75%          0.25%           5.23%            6.23%            5.23x%          1.00% (14)

(13) Other Expenses are based on estimated amounts for the current fiscal year. The expenses in the table above reflect the contractual expense limitation in effect through March 12, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 0.95% of the average daily net assets attributable to Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of Class II shares is less than the expense limitation of the Class II shares. There can be no assurance that Pioneer will extend the expense limitation beyond March 12, 2005.

(14) Other Expenses are based on estimated amounts for the current fiscal year. The expenses in the table above reflect the contractual expense limitation in effect through March 12, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of the average daily net assets attributable to Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of Class II shares is less than the expense limitation of the Class II shares. There can be no assurance that Pioneer will extend the expense limitation beyond March 12, 2005.

                                           IF CONTRACT IS SURRENDERED AT THE END OF           IF CONTRACT IS NOT SURRENDERED OR
                                                         PERIOD SHOWN:                      ANNUITIZED AT THE END OF PERIOD SHOWN
                                          -------------------------------------------    -------------------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------                    ------     -------     -------     --------    ------     -------     -------     --------
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Oak Ridge Large Cap
    Growth VCT Portfolio--Class II .....   1485        2950        4083        7406        885        2550        4083        7406

  Pioneer Papp America-Pacific Rim
    VCT Portfolio - Class II ...........   1485        2950        4083        7406        885        2550        4083        7406

  Pioneer Papp Small and Mid Cap
     Growth VCT Portfolio - Class II ...   1528        3061        4241        7612        928        2661        4241        7612

EFFECTIVE MARCH 14, 2004, the Variable Funding Options section is supplemented as follows:

               FUNDING                                   INVESTMENT                                       INVESTMENT
               OPTION                                    OBJECTIVE                                    ADVISER/SUBADVISER
-----------------------------------    ----------------------------------------------      ----------------------------------------
PIONEER VARIABLE CONTRACTS TRUST
   Pioneer Oak Ridge Large Cap         Seeks capital appreciation. The Fund normally       Pioneer Investment Management, Inc.
     Growth VCT Portfolio--Class II    invests in equity securities of large               Subadviser: Oak Ridge Investments, LLC
                                       capitalization U.S. companies and seeks to
                                       invest in issuers with above average potential
                                       for earnings growth.

   Pioneer Papp America-Pacific Rim    Seeks long term capital growth. The Fund            Pioneer Investment Management, Inc.
     VCT Portfolio - Class II          normally invests in equity securities of            Subadviser: L. Roy Papp & Associates, LLP
                                       issuers that have substantial sales to, or
                                       receive significant income from, countries
                                       within the Pacific Rim, and seeks to invest
                                       in issuers with above average potential
                                       for earnings growth.

   Pioneer Papp Small and Mid Cap      Seeks long term capital growth. The Fund            Pioneer Investment Management, Inc.
     Growth VCT Portfolio--Class II    normally invests in equity securities of            Subadviser: L. Roy Papp & Associates, LLP
                                       small and mid-capitalization issuers and seeks
                                       to invest in issuers with above average
                                       potential for earnings growth.

March 2004                                                                                              15241-00-0304
L-23165